Pensions and Other Benefit Plans (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value - End of year	$ 20,901	$ 17,536
Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value - beginning of year	17,536	13,736
Actual return on plan assets	3,573	1,926
Company contributions	565	1,838
Plan participant contributions	54	35
Settlements	(4)	(2)
Divestitures & acquisitions	9	593
Benefits paid from plan assets	(751)	(697)
Effect of exchange rates	(81)	107
Plan assets at fair value - End of year	20,901	17,536
Funded status — end of year	(587)	(4,293)
Other Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value - beginning of year	122	8
Actual return on plan assets	15	3
Company contributions	323	543
Plan participant contributions	0	0
Settlements	0	0
Divestitures & acquisitions	0	0
Benefits paid from plan assets	(373)	(432)
Effect of exchange rates	0	0
Plan assets at fair value - End of year	87	122
Funded status — end of year	$ (4,320)	$ (4,037)